FEDERATED HERMES INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 17, 2020

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549-4720

RE:	FEDERATED HERMES INCOME SECURITIES TRUST (the “Registrant”) Federated Hermes Floating Rate Strategic Income Fund (the “Fund”) Class A1 Shares 1933 Act File No. 33-3164 1940 Act File No. 811-4577

Dear Sir or Madam:

Post-Effective Amendment No. 222 under the Securities Act of 1933 and Amendment No. 215 under the Investment Company Act of 1940 to the Registration Statement of the above-named Registrant is hereby electronically transmitted.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective October 23, 2020 pursuant to the provisions of Rule 485(a) pursuant to paragraph (a)(1) under the Securities Act of 1933. A Rule 485(a) filing is being made to add Class A1 Shares to the Fund.

The Fund’s proposed Class A1 Shares are being registered in a standalone Prospectus and Statement of Additional Information (“SAI”). The Fund’s existing share classes are offered in a combined class Prospectus and SAI. For ease of review, this filing has been electronically redlined to reflect differences from the Fund’s currently effective Registration Statement.

Pursuant to Investment Company Act Release No. 13,768, the Registrant respectfully requests selective review of those sections of Part A and Part B of the Registration Statement which are modeled on and substantially similar to Parts A and B of the Registration Statement filed for the Fund on May 27, 2020:

Prospectus

Fund Summary Information

•	What are the Fund’s Main Investment Strategies?
•	What are the Main Risks of Investing in the Fund?
•	Fund Management
•	Tax Information
•	Payments to Broker-Dealers and Other Financial Intermediaries

What are the Fund’s Investment Strategies?

What are the Fund’s Principal Investments?

What are the Specific Risks of Investing in the Fund?

What Do Shares Cost?

•	Calculation of Net Asset Value

Security and Privacy Protection

Account and Share Information

Who Manages the Fund?

Statement of Additional Information

Securities in Which the Fund Invests

Investment Risks

Investment Objective (and Policies) and Investment Limitations

What Do Shares Cost?

How is the Fund Sold?

•	Additional Payments to Financial Intermediaries

Purchases In-Kind

Redemptions In-Kind

Massachusetts Partnership Law

Account and Share Information

Tax Information

Who Manages and Provides Services to the Fund?

Investment Ratings

Addresses

Appendix

If you have any questions on the enclosed material, please contact me at (724) 720-8832.

Very truly yours,

/s/ Christina Eifler
Christina Eifler
Sr. Paralegal